INCOME TAXES - Schedule of Rollforward of uncertain tax position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Rollforward of uncertain tax position
Unrecognized tax benefits, beginning of year	$ 11,065	$ 12,725	$ 12,725
Reductions related to settlement of tax matters	0	(1,660)	0
Unrecognized tax benefits, end of year	$ 11,065	$ 11,065	$ 12,725